INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory, Net [Abstract]
Schedule of inventories [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020

Raw gold	$795,939	$975,270	$841,978